REORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
REORGANIZATION

NOTE 3 – REORGANIZATION

Pursuant to the Reorganization Agreement dated February 2, 2024, and for the six months ended June 30, 2024, each member of CTS exchanged 100% of their membership interest for 5,000,000 shares of the Company’s common stock. As a result, each member of CTS became a shareholder of the Company and CTS became a direct, wholly owned subsidiary of the Company.

Pursuant to an Exchange and Reorganization Agreement, dated as of November 14, 2024, among the Company and all of the existing stockholders of the Company, such stockholders have exchanged all their existing shares for new shares at a ratio of 0.6 new share for 1 existing share (“reverse stock split”). As a result of the exchange, the total number of shares of Company stock outstanding was reduced from 5,000,000 shares to 3,000,000 shares. As a result of this reverse stock split, we have retroactively presented the outstanding number of shares and related earnings per-share calculations for the three months and six months ended June 30, 2024 comparative period consolidated financial statements.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

NOTE 3 – REORGANIZATION (CONTINUED)

The following unaudited pro forma financial information has been prepared to reflect the effects of the reorganization of CTS from a partnership to a C corporation on February 14, 2024. The pro-forma financial information presents the financial results of the Company as if it had been taxed as a C corporation for the six months ended June 30, 2024.

Callan JMB

(formerly known as Coldchain Technology Services, LLC)

Balance Sheets

	Unaudited Historical	Unaudited Pro-forma with tax accrual
	June 30, 2024	June 30, 2024
Assets
Total assets	$7,066,021	$7,066,021

Liabilities and Stockholders’ Equity
Liabilities:
Corporate taxes payable	41,000	41,000
Related party loans	17,134	2,059,134
Total liabilities	1,846,623	3,888,623

Stockholders’ Equity
Common stock	3,000	3,000
Additional paid in capital	5,410,007	5,410,007
Retained earnings (deficit)	(193,609)	(2,235,609)
Total Stockholders’ Equity	5,219,398	3,177,398
Total Liabilities and Stockholders’ Equity	$7,066,021	$7,066,021

Assumptions for each of the pro-forma balance sheets are below:

a. The Company was a C Corporation as of January 1, 2022.

b. The pro forma balance sheets include an accrual for federal tax and state corporate taxes at a “blended rate” of 23% and was paid in the subsequent fiscal year.

c. Stockholders/loan the Company $2,042,000 to pay the assumed taxes, the loan will bear interest at the prime rate of interest.

d. The pro-forma adjustments do not include adjustments for deferred tax assets or liabilities due to the immateriality of the temporary differences at the date of the reorganization and are expected to reverse in the near term with minimal impact on the financial statements.

e. No other financial data is being shown as there is no impact to the conversion to a C-Corp.

Pro forma income statements showing the pro-forma income taxes, net earnings per share for the six months June 30, 2024 are produced below. This information is unaudited.

	Unaudited Actual	Unaudited Pro-forma with tax accrual
	June 30, 2024	June 30, 2024

Revenue	$3,776,289	$3,776,289
Operating loss	(220,882)	(220,882)

Provision for income taxes	(26,000)	(26,000)
Net loss	$(193,609)	$(193,609)

Basic and diluted loss per common share	$(0.08)	$(0.08)

NOTE 2 – REORGANIZATION

Pursuant to the Reorganization Agreement dated February 14, 2024, each member of CTS exchanged 100% of their membership interest for shares of the Company’s common stock. As a result, each member of CTS became a shareholder of the Company and CTS became a direct, wholly owned subsidiary of the Company. During the reorganization, the CTS members exchanged all their interest for 5,000,000 shares of Common Stock on a pro-rata basis.

Pursuant to an Exchange and Reorganization Agreement, dated as of November 14, 2024, among the Company, and all the existing stockholders of the Company, such stockholders have exchanged all their existing shares for new shares at a ratio of 0.6 new share for 1 existing share. As a result of the exchange, the total number of shares of Company stock outstanding was reduced from 5,000,000 shares to 3,000,000 shares.

The following unaudited pro forma financial information has been prepared to reflect the effects of the reorganization of Coldchain Technology Services LLC (the “Company”) from a partnership to a C corporation on February 14, 2024. The pro forma financial information presents the financial results of the Company as if it had been taxed as a C corporation for the years ended December 31, 2024 and 2023.

	Actual	Unaudited Pro forma C Corp with tax accrual	Actual LLC	Unaudited Pro forma C Corp with tax accrual
	2024	2024	2023	2023
Total assets	$5,082,549	$5,082,549	$9,705,529	$9,705,529
Liabilities and Stockholders’ Equity
Current Liabilities:
Corporate taxes payable	23,000	23,000	67,000	638,000
Related party loans	-	2,042,000	17,073	1,488,073
Total current liabilities	1,280,917	3,322,917	769,706	2,811,706
Total liabilities	1,909,191	3,951,191	910,269	2,952,269
Total Retained Earnings/ Members’ Capital	3,173,358	1,131,358	8,795,260	6,753,260
Total liabilities and stockholders’ equity/ members’ capital	$5,082,549	$5,082,549	$9,705,529	$9,705,529

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Assumptions for each of the pro-forma balance sheets are below:

a.	The Company was a C corporation as of January 1, 2022

b.	The pro forma balance sheets include an accrual for federal tax and state corporate taxes at a “blended rate” of 23% and was paid in the subsequent fiscal year.

c.	Stockholders/Members loan the Company $2,042,000 to pay the assumed taxes, the loan will bear interest at the prime rate of interest.

d.	Deferred taxes and liabilities have not been computed in the proforma as the adjustments are temporary and will reverse (see prior year financials).

e.	The pro forma adjustments do not include adjustments for deferred tax assets or liabilities due to the immateriality of the temporary differences at the date of the reorganization and are expected to reverse in the near term with minimal impact on the financial statements “

f.	The proforma tax adjustments for the stub period January 1, 2024 to February 14, 2024 are not material and will not be shown in the pro forma 2024 financial statements.

	Actual	Unaudited Pro forma C Corp with tax accrual	Actual LLC	Unaudited Pro forma C Corp with tax accrual
	2024	2024	2023	2023
Income (loss) before income taxes	(2,268,282)	(2,268,282)	2,204,108	2,204,108
Provision for income taxes	25,366	25,366	23,000	594,000
Net income (loss)	$(2,293,648)	$(2,293,648)	$2,181,108	$1,610,108
Basic and diluted income per common share	$(0.87)	$(0.76)		$0.73
Weighted-average number of common shares outstanding	2,630,137	3,000,000		3,000,000

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023